Earnings (Loss) per Share	9 Months Ended
Sep. 30, 2013
Earnings (Loss) per Share
(3)	Earnings (Loss) per Share

Basic earnings (loss) per share is calculated by dividing net income (loss) available to common shareholders by the weighted average number of common shares outstanding during the period. Net income (loss) available to common shareholders for the three and nine months ended September 30, 2013 and 2012 was calculated using the two-class method, which is an earnings (loss) allocation method for computing earnings (loss) per share when an entity’s capital structure includes common stock and participating securities. The two-class method determines earnings (losses) per share based on dividends declared on common stock and participating securities (i.e., distributed earnings) and participation rights of participating securities in any undistributed earnings (loss). The application of the two-class method was required since the Company’s unvested restricted stock contains nonforfeitable rights to dividends or dividend equivalents. However, unvested restricted stock grants are not included in computing basic earnings (loss) per share for periods where the Company has losses as these securities are not contractually obligated to share in losses of the Company.

Diluted earnings (loss) per share is based on the weighted average number of common shares outstanding plus, where applicable, the additional potential common shares that would have been outstanding related to dilutive options, warrants, and unvested restricted stock to the extent such shares are dilutive.

The following table sets forth the computation of basic and diluted earnings (loss) per share of common stock for the three and nine months ended September 30, 2013 and 2012. The allocation of undistributed earnings (losses) to common stock in the table below excludes zero net income (loss) allocated to the participating securities for the three months ended September 30, 2013 and 2012, and zero and $105,795 for the nine months ended September 30, 2013 and 2012.

	Three Months Ended September 30,		Nine Months Ended September 30,
	2013	2012	2013	2012
Basic net income (loss) per share attributable to common stock:
Numerator
Net income (loss)	$(3,475,339)	$(1,012,877)	$(6,199,780)	$4,657,611

Denominator
Weighted avg. common shares outstanding	8,914,666	4,455,790	5,958,415	4,455,790

Basic earnings (losses) per share attributable to common stock	$(0.39)	$(0.23)	$(1.04)	$1.05

Diluted net income (loss) per share attributable to common stock:
Numerator
Net income (loss)	$(3,475,339)	$(1,012,877)	$(6,199,780)	$4,657,611

Denominator
Weighted avg. common shares outstanding	8,914,666	4,455,790	5,958,415	4,455,790

Diluted net income (loss) per share attributable to common stock	$(0.39)	$(0.23)	$(1.04)	$1.05

The computation of diluted earnings (loss) per share for the three and nine months ended September 30, 2013 and 2012 does not include the following unvested restricted stock, stock options and warrants to purchase shares in the computation of diluted earnings (loss) per share because these instruments were antidilutive:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2013	2012	2013	2012
Stock Options	1,214,749	946,281	1,214,749	946,281
Unvested Restricted Stock	103,784	101,211	103,784	101,211
Warrants	20,467	20,467	20,467	20,467